Material Accounting Policies - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mexican peso [Member]
Disclosure of foreign exchange rates [line items]
Closing	18.01	20.83	16.97
Average	19.19	18.55	17.63
Euro [member]
Disclosure of foreign exchange rates [line items]
Closing	0.8513	0.9654	0.9059
Average	0.8851	0.9265	0.9227
British Pound Sterling [member]
Disclosure of foreign exchange rates [line items]
Closing	0.742	0.7988	0.7852
Average	0.7573	0.7819	0.8019